2. SIGNIFICANT ACCOUNTING POLICIES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AccountingPolicieLineItems [Line Items]
Total financial income	R$ 4,202,220	R$ 2,631,713	R$ 30,919,269
Total financial expenses	(16,477,660)	(8,009,046)	(4,227,995)
Financial income (expenses)	R$ (12,275,440)	(5,377,333)	R$ 26,691,274
Originally stated [member]
AccountingPolicieLineItems [Line Items]
Adjustment to present value		48,756
Monetary corrections and foreign exchange differences on the fair value adjustment		334,269
Total reclassifications of financial income		383,025
Total financial income		2,662,463
Adjustment to present value		(910,491)
Total reclassifications of financial expenses		(910,491)
Total financial expenses		(8,772,181)
Financial income (expenses)		(6,109,718)
Reclassification [member]
AccountingPolicieLineItems [Line Items]
Adjustment to present value		(48,756)
Monetary corrections and foreign exchange differences on the fair value adjustment		(334,269)
Monetary corrections and exchange differences on third-party debt discount		383,025
Adjustment to present value		910,491
Amortization of third-party debt discount		(910,491)
Total reclassifications of financial expenses
Total financial expenses
Financial income (expenses)
Currently stated [member]
AccountingPolicieLineItems [Line Items]
Monetary corrections and exchange differences on third-party debt discount		383,025
Total reclassifications of financial income		383,025
Total financial income		2,662,463
Amortization of third-party debt discount		(910,491)
Total reclassifications of financial expenses		(910,491)
Total financial expenses		(8,772,181)
Financial income (expenses)		R$ (6,109,718)